INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of current and deferred components of the income tax expense

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax	376,177	245,397	42,758
Deferred tax	26,226	(419,994)	495,546
Total	402,403	(174,597)	538,322

Schedule of non-deductible expenses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Non‑deductible expenses—excessive advertising fees	2,927	—	—
Other non‑deductible expenses	16,599	15,362	278,303
Total	19,526	15,362	278,303

Schedule of aggregate amount and per ordinary share effect of the tax holiday and preferential tax rate

	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	375,632	(221,590)	(104,218)
The aggregate effect on basic and diluted net income per ordinary share:
—Basic	2.31	(1.27)	(0.52)
—Diluted	2.02	(1.27)	(0.52)

Schedule of tax effects of temporary differences that gave rise to the deferred tax balances

	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Deferred revenue	36,834	104,750	11,786
Accrued expenses	55,110	105,475	106,404
Allowance for doubtful accounts	4,335	265,745	330,488
Net operating loss carry forward	44,379	80,485	142,722
Excess advertising fee	—	47,202	12,630
Less: valuation allowance	(56,320)	(99,670)	(604,030)
Total deferred tax assets, net	84,338	503,987	—

Schedule of movements of valuation allowance

	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of year	35,340	56,320	99,670
Additions	34,459	56,132	504,360
Reversal	(13,479)	(12,782)	—
Balance at end of year	56,320	99,670	604,030

Schedule of deferred tax liabilities

	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Deferred tax liabilities:
Intangible asset from acquisition	9,003	15,354	9,280
Contract assets	—	1,861	—
Total deferred liabilities	9,003	17,215	9,280